Provision for Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of employee benefits [text block] [Abstract]
Schedule of annual voluntary resignation
Age Group (Years)	Annual Voluntarily Resignation Rate of Direct Cost Staff	Annual Voluntarily Resignation Rate of Indirect Cost Staff
Below 31	31%	16%
31-40	16%	8%
41-50	14%	6%
Above 50	0%	0%

Schedule of annual forced resignation
Age Group (Years)	Annual Forced Resignation Rate
Below 31	0%
31-40	0%
41-50	0%
Above 50	0%

Schedule of movement in the present value of the defined benefit obligation
	As of December 31,
	2021	2020
Defined benefit obligations at January 1,	$6,841,673	$6,439,795
Benefits paid during the year	(462,306)	(517,531)
Current service costs	649,242	770,934
Interest	102,196	96,019
Past service cost and gain (loss) on settlement	-	36,939
Actuarial loss	(627,193)	8,772
Exchange differences	(676,257)	6,745
Defined benefit obligations at December 31,	$5,827,355	$6,841,673

Schedule of significant actuarial assumption
Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$5,406,718	$(412,414)	-7.09	-1	$6,291,799	$472,667	8.12
Salary Increase Rate	1	6,141,412	322,280	5.54	-1	5,534,865	(284,267)	-4.89
Turnover Rate	1	5,596,605	(222,526)	-3.82	-1	5,905,978	86,846	1.49
Life Expectancy	+1 Year	5,832,121	12,989	0.22	-1 Year	5,806,228	(12,904)	-0.22

Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$6,246,875	$(594,798)	-8.69	-1	$7,540,239	$698,566	10.21
Salary Increase Rate	1	7,303,544	461,871	6.75	-1	6,442,685	(398,988)	-5.83
Turnover Rate	1	6,515,632	(326,041)	-4.77	-1	6,990,881	149,208	2,18
Life Expectancy	+1 Year	6,860,711	19,038	0.28	-1 Year	6,822,778	(18,895)	-0.28

Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$5,877,653	$(562,142)	-8.73	-1	$7,098,037	$658,242	10.22
Salary Increase Rate	1	6,832,393	392,599	6.10	-1	6,098,352	(341,443)	-5.3
Turnover Rate	1	6,131,013	(308,782)	-4.79	-1	6,576,958	137,163	2.13
Life Expectancy	+1 Year	6,458,065	18,207	0.28	-1 Year	6,421,657	(18,137)	-0.28

Schedule of defined benefit obligation
Year	Defined Benefit Obligation
2022	$563,243
2023	275,116
2024	266,120
2025	426,322
2026	339,031
2027	549,994
2028	359,377
2029	319,184
2030	477,371
2031	759,926
2032-2045	14,194,589
>2045	16,054,681